Share-Based Compensation - Schedule of Share Option Activity (Details)	12 Months Ended
	Dec. 31, 2023 £ / shares shares	Dec. 31, 2023 £ / shares $ / shares shares	Dec. 31, 2022 £ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
2022 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options Beginning | shares	15,750,000	15,750,000	0
Number of share options Issued | shares			15,750,000
Number of share options Exercised | shares			0
Number of share options Cancelled/Forfeited | shares			0
Number of share options Ending | shares			15,750,000
Number of share options Vested and exercisable | shares					5,700,000
Number of share options Vested and expected to vest | shares					15,750,000
Weighted- Average Exercise Price Beginning | £ / shares	£ 0.0001		£ 0
Weighted- Average Exercise Price Issued | £ / shares			0.0001
Weighted- Average Exercise Price Exercised | £ / shares			0
Weighted- Average Exercise Price Cancelled/Forfeited | £ / shares			0
Weighted- Average Exercise Price Ending | £ / shares			0.0001
Weighted- Average Exercise Price Vested and expected to vest | £ / shares			0.0001
Weighted- Average Exercise Price Vested and exercisable | £ / shares			£ 0.0001
Weighted- Average Remaining Contractual life Outstanding			6 years 6 months
Weighted- Average Remaining Contractual life Vested and exercisable			5 years
Weighted- Average Remaining Contractual life Vested and expected to vest			6 years 6 months
Aggregate Intrinsic Value Outstanding | $					$ 19,200,000
Aggregate Intrinsic Value Vested and exercisable | $					7,000,000
Aggregate Intrinsic Value Vested and expected to vest | $					19,200,000
2023 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options Beginning | shares	15,750,000	15,750,000
Number of share options Issued | shares	49,305,537	49,305,537
Number of share options Exercised | shares	0	0
Number of share options Cancelled/Forfeited | shares	0	0
Number of share options Ending | shares	65,055,537	65,055,537	15,750,000
Number of share options Vested and exercisable | shares				11,600,000
Number of share options Vested and expected to vest | shares				65,055,537
Weighted- Average Exercise Price Beginning | £ / shares	£ 0.0001
Weighted- Average Exercise Price Issued | £ / shares	0.0001
Weighted- Average Exercise Price Exercised | £ / shares	0
Weighted- Average Exercise Price Cancelled/Forfeited | £ / shares	0
Weighted- Average Exercise Price Ending | £ / shares	0.0001		£ 0.0001
Weighted- Average Exercise Price Vested and expected to vest | £ / shares	0.0001	£ 0.0001
Weighted- Average Exercise Price Vested and exercisable | £ / shares	£ 0.0001	£ 0.0001
Weighted- Average Remaining Contractual life Outstanding	5 years 6 months	5 years 6 months	6 years 6 months
Weighted- Average Remaining Contractual life Issued	5 years 10 months 24 days	5 years 10 months 24 days
Weighted- Average Remaining Contractual life Vested and exercisable	5 years	5 years
Weighted- Average Remaining Contractual life Vested and expected to vest	6 years 6 months	6 years 6 months
Aggregate Intrinsic Value Outstanding | $				$ 24.1	$ 19.2
Aggregate Intrinsic Value Issued | $ / shares		£ 4.9
Aggregate Intrinsic Value Vested and exercisable | $				13.9
Aggregate Intrinsic Value Vested and expected to vest | $				$ 24.1